Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Capital Reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Mar. 31, 2022	$ 14,694,327	$ 11,921,065	$ 21,626,666	$ (3,790,018)	$ 44,452,040
Balance (in Shares) at Mar. 31, 2022	36,250,054
Business combinations under common control		(2,842,173)			(2,842,173)
Capital contribution received by Malaysia subsidiary		23			23
Net income (loss)			(8,048,822)		(8,048,822)
Foreign currency translation gain (loss)				(4,279,325)	(4,279,325)
Balance at Mar. 31, 2023	$ 14,694,327	9,078,915	13,577,844	(8,069,343)	29,281,743
Balance (in Shares) at Mar. 31, 2023	36,250,054
Issuance of ordinary shares	$ 2,022,512	1,724,770			3,747,282
Issuance of ordinary shares (in Shares)	5,970,152
Issuance of investors’ warrants		(541,494)			(541,494)
Net income (loss)			7,478,936		7,478,936
Foreign currency translation gain (loss)				(3,923,683)	(3,923,683)
Balance at Mar. 31, 2024	$ 16,716,839	10,262,191	21,056,780	(11,993,026)	36,042,784
Balance (in Shares) at Mar. 31, 2024	42,220,206
Issuance of ordinary shares for warrants redemption	$ 14,741	33,495			48,236
Issuance of ordinary shares for warrants redemption (in Shares)	107,600
Transfer of capital to capital reserve	$ (16,650,430)	16,650,430
Net income (loss)			6,638,488		6,638,488
Foreign currency translation gain (loss)				284,522	284,522
Balance at Mar. 31, 2025	$ 81,150	$ 26,946,116	$ 27,695,268	$ (11,708,504)	$ 43,014,030
Balance (in Shares) at Mar. 31, 2025	42,327,806